Cash flow from operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash flow from operations
Earnings/(loss) before interest and tax (EBIT)	R 16,619	R (111,926)	R 8,434
Adjusted for
share of (profits)/losses of equity accounted investments	(814)	347	(1,074)
equity-settled share-based payment	1,927	1,946	1,659
depreciation and amortisation	17,644	22,327	17,814
effect of remeasurement items	23,218	111,978	20,062
Movement in long-term provisions
income statement charge	(3)	(2,208)	430
utilisation	(388)	(734)	(1,099)
Movement in short-term provisions	2,839	39	(3)
Movement in post-retirement benefits	880	733	635
Translation effects	(5,047)	6,098	(199)
Write-down of inventories to net realisable value	83	384	371
Movement in financial assets and liabilities	(4,225)	3,990	864
Movement in other receivables and payables	(240)	3,057	601
Other non-cash movements	(225)	515	493
Cash flow from operations	R 52,268	R 36,546	R 48,988